Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail) - Due To Foreign Entities [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Daily Secured Overnight Financing Rate Sofr Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	1.30%
Bottom of range [member] | Secured Overnight Financing Rate [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	5.16%	6.53%
Bottom of range [member] | Six Month Term Secured Overnight Financing Rate Sofr Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	0.60%	0.75%
Bottom of range [member] | Three Month Term Secured Overnight Financing Rate Sofr Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	0.70%
Top of range [member] | Secured Overnight Financing Rate [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	7.51%	7.51%
Top of range [member] | Six Month Term Secured Overnight Financing Rate Sofr Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	1.99%	1.70%
Top of range [member] | Three Month Term Secured Overnight Financing Rate Sofr Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowing Effective Annual Interest Rate	1.90%